6. TRADE RECEIVABLES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Trade receivables	R$ 2,078,182	R$ 2,197,078
Third parties
Disclosure of fair value measurement of assets [line items]
Trade receivables	2,222,217	2,273,669
Third parties | Domestic market
Disclosure of fair value measurement of assets [line items]
Trade receivables	1,369,396	1,290,823
Third parties | Foreign market
Disclosure of fair value measurement of assets [line items]
Trade receivables	852,821	982,846
Allowance for doubtful accounts
Disclosure of fair value measurement of assets [line items]
Trade receivables	(237,352)	(191,979)
Subtotal
Disclosure of fair value measurement of assets [line items]
Trade receivables	1,984,865	2,081,690
Related parties
Disclosure of fair value measurement of assets [line items]
Trade receivables	R$ 93,317	R$ 115,388